Debt (Additional Information) (Details) - USD ($)												1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2024	Jul. 01, 2023	Jun. 27, 2023	Apr. 30, 2023	Mar. 21, 2023	Sep. 30, 2022	Jun. 03, 2022	Jun. 02, 2022	Feb. 15, 2022	Oct. 05, 2018	Sep. 07, 2018	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 28, 2022	Aug. 31, 2022	May 12, 2022	Feb. 16, 2022	Feb. 14, 2022	Dec. 14, 2020
Debt Instrument [Line Items]
Principle amount of issued debt															$ 25,000,000
Increase of Principal Balance									$ 28,000,000
Outstanding principal amount													$ 15,900,000		15,900,000
Principal payments																	$ 106,000,000	$ 45,900,000	$ 69,800,000
Debt issuance costs																	3,100,000	7,900,000	10,700,000
Loss on debt extinguishment, net													$ 0	$ 0	$ 0	$ 4,799,000	$ (28,634,000)	12,463,000	$ 0
Accounts receivable revolving loan facility in an aggregate amount			$ 30,000,000
Line Of Credit Facility Interest Rate		1.50%
Actual cumulative net sales																		$ 481,000,000
Termination fees													0.50%		0.50%
Facility cap maximum			95.00%
Facility cap minimum			85.00%
Outstanding debt instrument			$ 250,000
Cash on hand													$ 1,000,000		$ 1,000,000
Common stock, shares issued													148,699,982		148,699,982		141,348,856	132,858,484
A&R Yorkville Purchase Agreement
Debt Instrument [Line Items]
Principle amount of issued debt				$ 15,000,000
Outstanding principal amount													$ 5,000,000		$ 5,000,000
Net cash proceeds				$ 14,400,000
Convertible Debentures Repaid															$ 1,300,000
Common Stock at a conversion price															$ 8
Outstanding debt instrument															$ 7,700,000
Change in fair value													$ 288,000
Common stock, shares issued													632,431		632,431
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Principle amount of issued debt															$ 75,000,000
Equity Purchase Agreement with Yorkville and B. Riley [Member]
Debt Instrument [Line Items]
Principle amount of issued debt															$ 25,000,000
Purcahse price											$ 140,000,000
Increase of Principal Balance																		$ 28,000,000
Subordinated loan																		$ 35,000,000
Note Principal Reduction Amount																	$ 20,000,000
AggregatePrincipalAmount											$ 224,000,000
Related Party Notes Payable [Member]
Debt Instrument [Line Items]
Promissory note																						$ 5,000,000		$ 35,000,000
Minimum [Member] | Equity Purchase Agreement with Yorkville and B. Riley [Member]
Debt Instrument [Line Items]
Cash Requirement																								$ 10,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding principal amount																							$ 8,800,000
Accounts receivable revolving loan facility in an aggregate amount																									$ 10,000,000
Line Of Credit Facility Interest Rate	1.75%
Amendment Number Four [Member] | Equity Purchase Agreement with Yorkville and B. Riley [Member]
Debt Instrument [Line Items]
Forgiven amount						$ 28,000,000						$ 28,000,000
Note Principal Reduction Amount						41,400,000		$ 41,400,000
Repurchase Principal In Percentage							100.00%
Cash Received								15,000,000												$ 34,000,000
Minimum Cash Requirement						5,000,000						5,000,000
Outstanding principal amount						$ 39,700,000						39,700,000									$ 1,700,000
Principal payments												$ 28,000,000
Loss on debt extinguishment, net																	$ (28,600,000)
Fair value decrease														30,400,000		30,400,000
Carrying value increased														$ 30,400,000		$ 30,400,000
Amendment Number Four [Member] | Maximum [Member] | Equity Purchase Agreement with Yorkville and B. Riley [Member]
Debt Instrument [Line Items]
AggregatePrincipalAmount								$ 50,000,000		$ 25,000,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt					$ 25,000,000
Debt Instrument, Interest Rate During Period					7.00%
Debt conversion price					$ 8
Debt Instrument Principal Amount, Percentage					5.00%
Convertible Debentures Issued Percent					96.00%
Redemption Premium															10.00%
Tranche One | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt					$ 10,000,000
Tranche Two | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt					7,500,000
Tranche Three | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued debt					$ 7,500,000